RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2015
Notes to Financial Statements
NOTE 13. RELATED PARTY TRANSACTIONS

The Company sourced some of its funding from its CEO and director - Mr. Lee, CEO and Dr. Ford Moore. Interest accrued on all loans outstanding to Mr. Lee and Dr. Moore totaled $34,346 as of September 30, 2015. The total loan amounts including accrued interest owing to Mr. Lee as of September 30, 2015, 2014, and 2013 were $67,154 $79,699, and $70,922 and owing to Dr. Moore as of September 30, 2015 were $74,480.